VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
ASSETS:
Cash and cash equivalents	$ 697,821		$ 998,949
Restricted cash	3,641		1,969
Short-term investments	473,624		399,345
Accounts receivable, net	67,541		82,550
Prepaid and other current assets	83,093		107,311
Total current assets	1,325,720		1,590,124
Fixed assets, net	288,226	[1]	329,997	[2]
Other non-current assets	19,207		25,589
Total assets	1,977,776		2,245,785
LIABILITIES:
Accounts payable	56,449		87,447
Accrued liabilities	126,461		138,196
Receipts in advance and deferred revenue	48,080		57,041
Total current liabilities	416,888		503,451
Long-term tax liabilities	200,229		193,918
Deferred tax liabilities	247,814		249,165
Total liabilities	867,066		953,598
Cost of revenues:
Total cost of revenues	191,573		204,671		$ 217,437
Operating expenses:
Total operating expenses	543,172		533,433		459,082
Net income from continuing operations	(17,341)		69,271		(36,527)
Net loss from discontinued operations	0		864,902		(91,793)
Cash flows from operating activities:
Net cash provided by continuing operating activities	32,242		113,610		163,394
Net cash used in discontinued operating activities	0		(175,888)		(68,187)
Net cash provided by operating activities	32,242		(62,278)		95,207
Cash flows from investing activities:
Net cash provided by/(used in) continuing investing activities	(232,789)		(537,419)		184,393
Net cash provided by discontinued investing activities	0		1,054,148		235,374
Net cash provided by/(used in) investing activities	(232,789)		516,729		419,767
Cash flows from financing activities:
Net cash provided by/(used in) continuing financing activities	(82,136)		(424,968)		101,795
Net cash provided by/(used in) discontinued financing activities	0		(9,132)		(8,209)
Net cash provided by/(used in) financing activities	(82,136)		(434,100)		93,586
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	21,732		32,513
Restricted cash	1,838		0
Short-term investments	4,604		0
Accounts receivable, net	38,622		36,027
Prepaid and other current assets	13,934		18,836
Intra-Group receivables due from subsidiaries	594,099		647,330
Total current assets	674,829		734,706
Fixed assets, net	352		427
Other non-current assets	53,450		86,744
Total assets	728,631		821,877
LIABILITIES:
Accounts payable	10,909		12,325
Accrued liabilities	37,946		43,695
Receipts in advance and deferred revenue	40,948		45,844
Other current liabilities	22,514		24,026
Intra-Group payables due to subsidiaries	402,546		462,487
Total current liabilities	514,863		588,377
Long-term tax liabilities	13,242		14,465
Deferred tax liabilities	549		3,323
Other non-current liabilities	1,436		1,750
Total liabilities	530,090		607,915
Revenues:
Total revenues	619,394		686,311		583,187
Cost of revenues:
Total cost of revenues	201,486		217,946		235,050
Operating expenses:
Total operating expenses	402,137		438,888		305,779
Net income from continuing operations	2,691		35,805		41,756
Net loss from discontinued operations	0		(47,924)		(82,329)
Cash flows from operating activities:
Net cash provided by continuing operating activities	3,276		35,619		79,614
Net cash used in discontinued operating activities	0		(1,789)		(13,244)
Net cash provided by operating activities	3,276		33,830		66,370
Cash flows from investing activities:
Net cash provided by/(used in) continuing investing activities	67,076		(164,558)		(107,094)
Net cash provided by discontinued investing activities	0		12,116		7,797
Net cash provided by/(used in) investing activities	67,076		(152,442)		(99,297)
Cash flows from financing activities:
Net cash provided by/(used in) continuing financing activities	(79,209)		111,888		32,751
Net cash provided by/(used in) discontinued financing activities	0		(9,131)		152
Net cash provided by/(used in) financing activities	(79,209)		102,757		32,903
Variable Interest Entity Primary Beneficiary [Member] | Third-party [Member]
Revenues:
Total revenues	591,480		664,823		552,980
Cost of revenues:
Total cost of revenues	96,603		81,725		93,333
Operating expenses:
Total operating expenses	72,911		72,126		50,983
Cash flows from operating activities:
Net cash provided by operating activities	448,936		541,172		459,263
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(5,421)		(23,887)		(773)
Variable Interest Entity Primary Beneficiary [Member] | Intra-Group [Member]
Revenues:
Total revenues	27,914		21,488		30,207
Cost of revenues:
Total cost of revenues	104,883		136,221		141,717
Operating expenses:
Total operating expenses	329,226		366,762		254,796
Cash flows from operating activities:
Net cash provided by operating activities	(445,660)		(505,553)		(379,649)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	72,497		(140,671)		(106,321)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	$ (79,209)		$ 111,888		$ 32,751

[1]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.
[2]	Total additions to fixed assets of Sohu and Changyou were $7.1 million and $1.4 million, respectively, for the year ended December 31, 2021.